Document and Entity Information	Jul. 31, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2023
Entity File Number	001-40782
Entity Registrant Name	Roivant Sciences Ltd.
Entity Central Index Key	0001635088
Entity Incorporation, State or Country Code	D0
Entity Tax Identification Number	98-1173944
Entity Address, Address Line One	7th Floor
Entity Address, Address Line Two	50 Broadway
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SW1H 0DB
City Area Code	207
Local Phone Number	400-3347
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Shares, $0.0000000341740141 per share
Trading Symbol	ROIV
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Common Share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Common Share
Trading Symbol	ROIVW
Security Exchange Name	NASDAQ